Summary of significant accounting policies (Details 4) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Aug. 31, 2019	Aug. 31, 2018
Additional Paid-In Capital	$ 32,619,000		$ 32,505,000	$ 18,468,000
Accumulated deficit	(47,506,000)		(44,950,000)	(26,223,000)
Net Loss	$ (2,556,000)	$ (2,246,000)	$ (18,700,000)	$ (16,823,000)
Basic and Fully Diluted net loss per common share	$ (2.86)	$ (3.11)	$ (22.90)	$ (23.36)
Director Services [Member]
Convertible note, net				$ 7,156,000
Additional Paid-In Capital				17,234,000
Accumulated deficit				(25,977,000)
Net Loss				$ (16,577,000)
Basic and Fully Diluted net loss per common share				$ (23.02)
Share Based Compensation [Member]
Convertible note, net				$ 6,171,000
Additional Paid-In Capital				18,465,000
Accumulated deficit				(26,223,000)
Net Loss				$ (16,823,000)
Basic and Fully Diluted net loss per common share				$ (23.36)
Warrant Ten [Member]
Convertible note, net				$ (985,000)
Additional Paid-In Capital				1,231,000
Accumulated deficit				(246,000)
Net Loss				$ (246,000)
Basic and Fully Diluted net loss per common share